FAIR-VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2019
FAIR-VALUE MEASUREMENT
Schedule of fair-value measurement

	As of December 31, 2018
	Quoted Prices in
	Active Market for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable
Description	Level 1	Level 2	Inputs Level 3	Total
	RMB	RMB	RMB	RMB
Short-term investments:
Convertible bonds	—	50,482	—	50,482
Long-term investments:
Redeemable preferred shares	—	84,169	—	84,169
Total:	—	134,651	—	134,651

	As of December 31, 2019
	Quoted Prices in
	Active Market for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable
Description	Level 1	Level 2	Inputs Level 3	Total
	RMB	RMB	RMB	RMB
Short-term investments:
Convertible bonds	—	17,187	—	17,187
Long-term investments:
Convertible bonds	—	6,962	—	6,962
Redeemable preferred shares	—	42,212	—	42,212
Total:	—	66,361	—	66,361